RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Additional Information (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Minimum Net Intangible Assets Upon Redemption of Temporary Equity	$ 5,000,001	$ 5,000,001